Stock-Based Compensation (Details) - Schedule of Fair Value of Stock Options Granted			12 Months Ended
	Sep. 30, 2024	Feb. 14, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Stock Options Granted [Abstract]
Risk-free interest rate	3.52%	4.20%		2.28%
Expected life (in years)	3 years 4 months 24 days	4 years		8 years 3 months 18 days
Expected dividend yield			0.00%	0.00%
Estimated volatility	90.00%	90.00%		71.31%